Intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2023
Disclosure of detailed information about intangible assets
Beginning balance	$ 1,473
Ending balance	1,382	$ 1,473
Amortization expense	143	138	$ 151
Development costs capitalised	5	5
Goodwill	999	976
NOMOQ AG [Member]
Disclosure of detailed information about intangible assets
Goodwill				$ 4
Cost
Disclosure of detailed information about intangible assets
Beginning balance	2,395	2,483
Additions	15	11
Acquisitions	6	1
Exchange	57	(100)
Ending balance	2,473	2,395	2,483
Amortization
Disclosure of detailed information about intangible assets
Beginning balance	(922)	(821)
Charge for the year	(143)	(138)
Exchange	(26)	37
Ending balance	(1,091)	(922)	(821)
Goodwill
Disclosure of detailed information about intangible assets
Beginning balance	976
Ending balance	999	976
Goodwill | Cost
Disclosure of detailed information about intangible assets
Beginning balance	976	1,010
Acquisitions	4	(1)
Exchange	19	(33)
Ending balance	999	976	1,010
Customer relationships
Disclosure of detailed information about intangible assets
Beginning balance	476
Ending balance	352	476
Customer relationships | Cost
Disclosure of detailed information about intangible assets
Beginning balance	1,338	1,400
Acquisitions		2
Exchange	35	(64)
Ending balance	1,373	1,338	1,400
Customer relationships | Amortization
Disclosure of detailed information about intangible assets
Beginning balance	(862)	(764)
Charge for the year	(134)	(133)
Exchange	(25)	35
Ending balance	(1,021)	(862)	(764)
Technology and other
Disclosure of detailed information about intangible assets
Beginning balance	8
Ending balance	10	8
Technology and other | Cost
Disclosure of detailed information about intangible assets
Beginning balance	45	42
Additions	12	10
Acquisitions	2
Transfers	(10)	(5)
Exchange	1	(2)
Ending balance	50	45	42
Technology and other | Amortization
Disclosure of detailed information about intangible assets
Beginning balance	(37)	(37)
Charge for the year	(2)	(1)
Exchange	(1)	1
Ending balance	(40)	(37)	(37)
Software
Disclosure of detailed information about intangible assets
Beginning balance	13
Ending balance	21	13
Software | Cost
Disclosure of detailed information about intangible assets
Beginning balance	36	31
Additions	3	1
Transfers	10	5
Exchange	2	(1)
Ending balance	51	36	31
Software | Amortization
Disclosure of detailed information about intangible assets
Beginning balance	(23)	(20)
Charge for the year	(7)	(4)
Exchange		1
Ending balance	$ (30)	$ (23)	$ (20)